Acquisitions and Disposal of Subsidiary - Summary of Purchase Price of the Assets (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Cash	¥ 0	¥ 5,858
Intangible assets-Insurance agency licenses	0	35,130
Total assets acquired	3,806	40,988
Deferred tax liabilities	(927)	(8,630)
Accrued expenses and other current liabilities	(816)	0
Total liabilities assumed	(1,743)	(8,630)
Net assets acquired	2,063	32,358
Medical lnstitution license [Member]
Business Acquisition [Line Items]
Intangible assets-Insurance agency licenses	3,708	0
Trademark and software copyright [Member]
Business Acquisition [Line Items]
Intangible assets-Insurance agency licenses	¥ 98	¥ 0